Classification of Financial Instruments - Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,112)	£ (1,661)
Total market value	(1,101)	(1,665)
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(59)	(140)
Total market value	(59)	(140)
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(311)	(265)
Total market value	(311)	(265)
Trade payables - within liabilities classified as held for sale [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(22)	(20)
Total market value	(22)	(20)
Liability to purchase own shares [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(151)
Total market value		(151)
Bank loans and overdrafts [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(43)	(15)
Total market value	(43)	(15)
Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3)	(4)
Total market value	(3)	(4)
Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(674)	(1,066)
Total market value	(663)	(1,070)
Financial liabilities derivatives in hedging relationship [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(59)	(140)
Financial liabilities derivatives in hedging relationship [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(59)	(140)
Other Financial Liablity [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,053)
Other Financial Liablity [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(311)
Other Financial Liablity [member] | Trade payables - within liabilities classified as held for sale [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(22)
Other Financial Liablity [member] | Bank loans and overdrafts [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(43)
Other Financial Liablity [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3)
Other Financial Liablity [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	£ (674)
Financial liabilities other [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(1,521)
Financial liabilities other [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(265)
Financial liabilities other [member] | Trade payables - within liabilities classified as held for sale [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(20)
Financial liabilities other [member] | Liability to purchase own shares [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(151)
Financial liabilities other [member] | Bank loans and overdrafts [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(15)
Financial liabilities other [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(4)
Financial liabilities other [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities		£ (1,066)